Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Results of Operations from Oil and Gas Producing Activities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
India [member]
Revenues
Sales	₨ 75,308	₨ 126,608	₨ 132,228
Transfers	0	0	0
Operating Income	342	188	283
Total	75,650	126,975	132,511
Production costs	(39,582)	(50,251)	(53,991)
Exploration (expenses)/ reversal	(69)	(22)	(483)
Depreciation, depletion and amortization and valuation provisions (including impairment loss)	(21,235)	(175,086)	(39,942)
Results before income tax expenses	14,764	(98,564)	38,095
Income tax expenses	3,031	33,868	(13,787)
Results of operations from producing activities (excluding corporate overhead and interest costs)	11,734	(64,695)	24,307
Sri Lanka [member]
Revenues
Transfers	0	0	0
Operating Income	0	0	0
Exploration (expenses)/ reversal	(1)	(4)	(5)
Results before income tax expenses	(1)	(4)	(5)
Results of operations from producing activities (excluding corporate overhead and interest costs)	(1)	(4)	(5)
South Africa [member]
Revenues
Transfers	0	0	0
Operating Income	0	0	0
Exploration (expenses)/ reversal	0	(1)	(9)
Results before income tax expenses	0	(1)	(9)
Results of operations from producing activities (excluding corporate overhead and interest costs)	₨ 0	₨ (1)	₨ (9)